Silent Partnerships (Tables)	12 Months Ended
Dec. 31, 2023
Silent Partnerships [Abstract]
Schedule of Continuity of the Company’s Silent Partnerships	Certain of the Silent Partnership agreements are with a German based bank, which also owns ordinary shares of the Company. Those debts are classified as “related party” in the statement of financial position. A continuity of the Company’s silent partnerships is as follows:
	3% SPAs	3.5% SPAs	8.5% SPAs	8% SPAs	Total
Balance, December 31, 2021	$528,849	$43,271	$935,081	$432,918	$1,940,119
Accretion	38,037	3,083	27,544	9,196	77,860
Effects of currency translation	(29,527)	(2,416)	(52,922)	(24,565)	(109,430)
Balance, December 31, 2022	$537,359	$43,938	$909,703	$417,549	$1,908,549
Extinguished during the year	-	-	(507,959)	(418,626)	(926,585)
Gain on debt forgiveness – related party	-	-	(48,667)	-	(48,667)
Accretion	42,063	3,382	20,529	805	66,779
Effects of currency translation	16,835	1,375	11,608	272	30,090
Balance, December 31, 2023	$596,257	$48,695	$385,214	$-	$1,030,166